Parent-Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Parent-Only Statement of Income
The following tables present Parent-only condensed financial statements.

Table 28.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2019	2018	2017
Income
Dividends from subsidiaries (1)	$21,930	22,427	20,746
Interest income from subsidiaries	3,356	3,298	1,984
Other interest income	43	49	146
Other income	(162)	(424)	1,238
Total income	25,167	25,350	24,114
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	664	644	189
Short-term borrowings	—	2	—
Long-term debt	4,931	4,541	3,595
Other	2	3	5
Noninterest expense	1,327	286	1,888
Total expense	6,924	5,476	5,677
Income before income tax benefit and
equity in undistributed income of subsidiaries	18,243	19,874	18,437
Income tax benefit	(945)	(544)	(319)
Equity in undistributed income of subsidiaries	361	1,975	3,427
Net income	$19,549	22,393	22,183

(1)
Includes dividends paid from indirect bank subsidiaries of $21.8 billion, $20.8 billion and $17.9 billion in 2019, 2018 and 2017, respectively.

Parent-Only Statement of Comprehensive Income
Table 28.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2019	2018	2017
Net income	$19,549	22,393	22,183
Other comprehensive income (loss), net of tax:
Debt securities (1)	(45)	(12)	94
Derivatives and hedging activities	(12)	(198)	(158)
Defined benefit plans adjustment	75	(132)	118
Equity in other comprehensive income (loss) of subsidiaries	4,526	(3,332)	771
Other comprehensive income (loss), net of tax:	4,544	(3,674)	825
Total comprehensive income	$24,093	18,719	23,008

(1)
The year ended December 31, 2017 includes net unrealized gains arising during the period from equity securities of $3 million and reclassification of net (gains) to net income related to equity securities of $(21) million. In connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, the years ended December 31, 2019 and 2018, reflect net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.

Parent-Only Balance Sheet
Table 28.3: Parent-Only Balance Sheet

	Dec 31,	Dec 31,
(in millions)	2019	2018
Assets
Cash, cash equivalents, and restricted cash due from:
Subsidiary banks	$14,948	16,301
Nonaffiliates	1	—
Debt securities:
Available-for-sale, at fair value	1	1
Loans to nonbank subsidiaries	145,383	139,163
Investments in subsidiaries (1)	208,076	202,695
Equity securities	1,007	2,164
Other assets	4,608	4,639
Total assets	$374,024	364,963
Liabilities and equity
Accrued expenses and other liabilities	$8,050	6,986
Long-term debt	152,628	135,079
Indebtedness to nonbank subsidiaries	26,200	26,732
Total liabilities	186,878	168,797
Stockholders’ equity	187,146	196,166
Total liabilities and equity	$374,024	364,963

(1)
The years ended December 31, 2019, and December 31, 2018, include indirect ownership of bank subsidiaries with equity of $170.4 billion and $167.6 billion, respectively.

Parent-Only Statement of Cash Flows
Table 28.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2019	2018	2017
Cash flows from operating activities:
Net cash provided by operating activities	$27,601	19,024	22,233
Cash flows from investing activities:
Available-for-sale debt securities:
Proceeds from sales:
Subsidiary banks	—	—	8,658
Nonaffiliates	—	—	8,824
Prepayments and maturities:
Subsidiary banks	—	—	10,250
Purchases:
Subsidiary banks	—	—	(3,900)
Equity securities, not held for trading:
Proceeds from sales and capital returns	326	355	743
Purchases	(1,052)	(220)	(215)
Loans:
Net advances to subsidiaries	(3)	(7)	(35,876)
Capital notes and term loans made to subsidiaries	(5,286)	(2,441)	(73,729)
Principal collected on notes/loans made to subsidiaries	1,703	756	69,286
Net decrease (increase) in investment in subsidiaries	(384)	2,407	(2,029)
Other, net	22	109	113
Net cash provided (used) by investing activities	(4,674)	959	(17,875)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(636)	12,467	(8,685)
Long-term debt:
Proceeds from issuance	20,369	1,876	22,217
Repayment	(8,143)	(9,162)	(13,709)
Preferred stock:
Proceeds from issuance	—	—	677
Redeemed	(1,550)	(2,150)	—
Cash dividends paid	(1,391)	(1,622)	(1,629)
Common stock:
Proceeds from issuance	380	632	1,211
Stock tendered for payment of withholding taxes	(302)	(331)	(393)
Repurchased	(24,533)	(20,633)	(9,908)
Cash dividends paid	(8,198)	(7,692)	(7,480)
Other, net	(275)	(248)	(138)
Net cash used by financing activities	(24,279)	(26,863)	(17,837)
Net change in cash, cash equivalents, and restricted cash	(1,352)	(6,880)	(13,479)
Cash, cash equivalents, and restricted cash at beginning of year	16,301	23,181	36,660
Cash, cash equivalents, and restricted cash at end of year	$14,949	16,301	23,181